Condensed Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011		Dec. 30, 2010
ASSETS
Cash and cash equivalents	$ 8.4		$ 9.2		$ 13.8
Receivables, net of allowance	89.0		96.6		100.1
Prepaid expenses	2.4		1.7		1.7
Prepaid management fees to managing member	1.0	[1]	1.0	[1],[2]	0.8	[2]
Total current assets	100.8		108.5		116.4
NON-CURRENT ASSETS:
Property and equipment, net of accumulated depreciation	25.4		24.6		19.8
Intangible assets, net of accumulated amortization	280.6		274.9		275.2
Debt issuance costs, net	17.2		12.6		7.3
Other investment	0.8		0.2		6.7
Other long-term assets	0.7		0.6		0.6
Total non-current assets	324.7		312.9		309.6
TOTAL ASSETS	425.5		421.4		426.0
LIABILITIES AND MEMBERS' EQUITY/(DEFICIT)
Amounts due to founding members	21.9		22.0		25.2
Amounts due to managing member	16.0		21.2		28.2
Accrued expenses	18.1		16.2		8.6
Current portion of long-term debt			0		1.2
Current portion of interest rate swap agreements	10.2	[3]	24.0	[3],[4]	25.3	[4]
Accrued payroll and related expenses	8.1		9.0		9.3
Accounts payable	13.0		12.8		10.5
Deferred revenue	3.3		2.9		3.8
Total current liabilities	90.6		108.1		112.1
NON-CURRENT LIABILITIES:
Borrowings	839.0		794.0		775.0
Interest rate swap agreements	16.0	[3]	46.8	[3],[4]	45.5	[4]
Total non-current liabilities	855.0		840.8		820.5
Total liabilities	945.6		948.9		932.6
COMMITMENTS AND CONTINGENCIES
MEMBERS' EQUITY/(DEFICIT) (including accumulated other comprehensive loss)	(520.1)		(527.5)		(506.6)
TOTAL LIABILITIES AND EQUITY	$ 425.5		$ 421.4		$ 426.0

[1]	The payments to NCM, Inc. for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[2]	The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[3]	Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value. Refer to Note 7-Derivative Instruments and Hedging Activities.
[4]	Interest Rate Swap Agreements—Refer to Note 11.